NOTE 14: CONVERTIBLE DEBENTURES (Details 2)	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
March 1, 2017
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Expected life	1 year
Unit price | $ / shares	$ 0.0056
Expected volatility	100.00%
Risk-free rate	0.76%
Grant date fair value | $	$ 662,061
June 26, 2017
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Expected life	1 year
Unit price | $ / shares	$ 0.0056
Expected volatility	100.00%
Risk-free rate	0.76%
Grant date fair value | $	$ 82,332
July 31, 2017
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Expected life	1 year
Unit price | $ / shares	$ 0.0056
Expected volatility	100.00%
Risk-free rate	0.76%
Grant date fair value | $	$ 72,831
July 31, 2017
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Expected life	1 year
Unit price | $ / shares	$ 0.0056
Expected volatility	100.00%
Risk-free rate	0.76%
Grant date fair value | $	$ 169,959
July 31, 2017
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Expected life	1 year
Unit price | $ / shares	$ 0.0056
Expected volatility	100.00%
Risk-free rate	0.76%
Grant date fair value | $	$ 34,832
August 22, 2017
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Expected life	1 year
Unit price | $ / shares	$ 0.0056
Expected volatility	100.00%
Risk-free rate	0.76%
Grant date fair value | $	$ 25,332
September 27, 2018
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Expected life	1 year
Unit price | $ / shares	$ 0.14
Expected volatility	100.00%
Risk-free rate	1.85%
Grant date fair value | $	$ 172,386
April 2, 2019
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Expected life	1 year
Unit price | $ / shares	$ 0.2
Expected volatility	100.00%
Risk-free rate	1.57%
Grant date fair value | $	$ 599,460
May 3, 2019
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Expected life	1 year
Unit price | $ / shares	$ 0.24
Expected volatility	100.00%
Risk-free rate	1.67%
Grant date fair value | $	$ 154,031
December 31, 2018
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Expected life	8 months 27 days
Unit price | $ / shares	$ .07
Expected volatility	100.00%
Risk-free rate	1.85%
Grant date fair value | $	$ 22,565
December 31, 2019
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Unit price | $ / shares	$ .03
Expected volatility	100.00%
Risk-free rate	1.71%
Grant date fair value | $	$ 2,795
December 31, 2019 | Minimum
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Expected life	3 months
December 31, 2019 | Maximum
DisclosureOfConvertibleDebenturesLineItems [Line Items]
Expected life	4 months 2 days